UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)      [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lincluden Management Limited
Address:  1275 North Service Road W., Suite 607
          Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alanna Sinclair-Whitty
Title:  Assistant Vice President and Secretary
Phone:  (905) 825-2457

Signature, Place, and Date of Signing:

/S/ ALANNA SINCLAIR-WHITTY     OAKVILLE, ONTARIO, CANADA       APRIL 18, 2011
--------------------------     -------------------------       --------------
[Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total:  $1,053741
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1        028-11931                Old Mutual (US) Holdings Inc.

                                                                                                                    VOTING AUTHORITY
NAME OF                     TITLE OF                   VALUE      SHARES OR  SH/  PUT/  INVESTMENT  OTHER           ----------------
ISSUER                      CLASS          CUSIP       $000'S     PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-------                     --------       -----       ------     ---------  ---  ----  ----------  --------   ----   ------   ----
ABB LTD.                    SPON ADR       000375204   $  9,974    412,335   Shs         DEFINED        1     412,335
ACCENTURE PLC               CL A           G1151C101   $ 10,457    190,225   Shs         DEFINED        1     190,225
APPLIED MATLS INC.          COM            038222105   $ 10,683    683,900   Shs         DEFINED        1     683,900
BANK OF AMERICA
  CORPORATION               COM            060505104   $ 13,870  1,040,545   Shs         DEFINED        1   1,040,545
BANK MONTREAL QUE           COM            063671101   $    526      8,090   Shs         DEFINED        1       8,090
BANK NOVA SCOTIA HALIFAX    COM            064149107   $ 30,808    502,485   Shs         DEFINED        1     502,485
BARCLAYS PLC                ADR            06738E204   $  9,765    538,310   Shs         DEFINED        1     538,310
BARRICK GOLD INC.           COM            067901108   $ 42,054    809,779   Shs         DEFINED        1     809,779
BCE INC                     COM            05534B109   $ 29,345    808,435   Shs         DEFINED        1     808,435
BROOKFIELD PPTYS CORP.      COM            112900105   $ 25,437  1,482,320   Shs         DEFINED        1   1,482,320
CAE INC.                    COM            124765108   $ 16,235  1,223,071   Shs         DEFINED        1   1,223,071
CAMECO CORP.                COM            13321L108   $    499     16,590   Shs         DEFINED        1      16,590
CANADIAN NATURAL RESOURCES
  LTD.                      COM            136385101   $ 34,009    688,340   Shs         DEFINED        1     688,340
CHEVRON                     COM            166764100   $ 12,766    118,760   Shs         DEFINED        1     118,760
CHINA MOBILE LIMITED        SPON ADR       16941M109   $  7,654    165,500   Shs         DEFINED        1     165,500
CISCO SYSTEMS INC.          COM            17275R102   $ 12,129    707,250   Shs         DEFINED        1     707,250
COCA-COLA COMPANY           COM            191216100   $ 11,057    166,675   Shs         DEFINED        1     166,675
DANAHER CORP DEL            COM            235851102   $  6,934    133,595   Shs         DEFINED        1     133,595
DEVON ENERGY CORP.          COM            25179M103   $ 11,034    120,230   Shs         DEFINED        1     120,230
EBAY INC.                   COM            278642103   $    447     14,405   Shs         DEFINED        1      14,405
ENCANA CORP                 COM            292505104   $ 37,773  1,126,552   Shs         DEFINED        1   1,126,552
EXXON MOBIL CORP.           COM            30231G102   $  9,051    107,588   Shs         DEFINED        1     107,588
FRANCE TELECOM SA           SPON ADR       35177Q105   $ 11,531    512,270   Shs         DEFINED        1     512,270
GLAXOSMITHKLINE PLC         SPON ADR       37733W105   $ 12,291    320,005   Shs         DEFINED        1     320,005
HONEYWELL INTL INC          COM            438516106   $ 14,043    235,185   Shs         DEFINED        1     235,185
HSBC HLDGS PLC              SPON ADR NEW   404280406   $ 12,612    243,467   Shs         DEFINED        1     243,467
ING GROEP N V               SPON ADR       456837103   $ 11,371    894,638   Shs         DEFINED        1     894,638
JOHNSON & JOHNSON           COM            478160104   $ 13,881    234,276   Shs         DEFINED        1     234,276
KONINKLIJKE PHILIPS
  ELECTRS                   NY REG SH NEW  500472303   $  8,297    257,905   Shs         DEFINED        1     257,905
LOWES COMPANIES INC.        COM            548661107   $  9,443    357,287   Shs         DEFINED        1     357,287
MANULIFE FINL CORP          COM            56501R106   $ 53,759  3,036,205   Shs         DEFINED        1   3,036,205
METLIFE INC.                COM            59156R108   $ 10,992    245,730   Shs         DEFINED        1     245,730
MICROSOFT CORP.             COM            594918104   $ 13,306    524,058   Shs         DEFINED        1     524,058
MONSANTO CO NEW             COM            61166W101   $  7,890    109,195   Shs         DEFINED        1     109,195
NTT DOCOMO INC.             SPON ADR       62942M201   $  5,787    328,988   Shs         DEFINED        1     328,988
ORACLE CORP                 COM            68389X105   $ 16,141    482,797   Shs         DEFINED        1     482,797
PANASONIC CORP.             ADR            69832A205   $ 10,824    859,715   Shs         DEFINED        1     859,715
PETROLEO BRASILEIRO
  SA PETRO                  SPON ADR       71654V408   $ 12,626    312,305   Shs         DEFINED        1     312,305
PFIZER INC                  COM            717081103   $ 16,972    835,610   Shs         DEFINED        1     835,610
PITNEY BOWES INC.           COM            724479100   $ 10,076    392,215   Shs         DEFINED        1     392,215
QUEST DIAGNOSTICS INC.      COM            74834L100   $  8,396    145,465   Shs         DEFINED        1     145,465
RESEARCH IN MOTION LTD.     COM            760975102   $ 40,469    716,165   Shs         DEFINED        1     716,165


ROGERS COMMUNICATIONS
  INC                       CL B           775109200   $ 32,887    905,505   Shs         DEFINED        1     905,505
ROYAL BANK OF CANADA        COM            780087102   $ 65,336  1,056,758   Shs         DEFINED        1   1,056,758
SANOFI AVENTIS              SPON ADR       80105N105   $  7,988    226,805   Shs         DEFINED        1     226,805
SHAW COMMUNICATIONS         CL B CONV      82028K200   $ 24,289  1,153,020   Shs         DEFINED        1   1,153,020
SIEMENS AG                  SPON ADR       826197501   $ 10,337     75,265   Shs         DEFINED        1      75,265
SOUTHERN CO                 COM            842587107   $  5,946    156,035   Shs         DEFINED        1     156,035
SUN LIFE FINL INC.          COM            866796105   $ 30,571    973,530   Shs         DEFINED        1     973,530
SUNCOR ENERGY INC           COM            867229106   $ 47,711  1,064,726   Shs         DEFINED        1   1,064,726
TALISMAN ENERGY INC         COM            87425E103   $ 29,720  1,203,055   Shs         DEFINED        1   1,203,055
TELUS CORP.                 NON -VTG       87971M202   $    183      3,790   Shs         DEFINED        1       3,790
TEXAS INSTRUMENTS INC.      COM            882508104   $  9,693    280,480   Shs         DEFINED        1     280,480
THOMSON REUTERS CORP        COM            884903105   $    499     13,110   Shs         DEFINED        1      13,110
TORONTO DOMINION BK ONT     COM NEW        891160509   $ 47,743    539,920   Shs         DEFINED        1     539,920
TOTAL S A                   SPON ADR       89151E109   $ 10,187    167,084   Shs         DEFINED        1     167,084
VERIZON COMMUNICATIONS      COM            92343V104   $ 13,736    356,405   Shs         DEFINED        1     356,405
VODAFONE GROUP PLC          SPON ADR       92857W209   $ 10,833    376,785   Shs         DEFINED        1     376,785
WALGREEN CO.                COM            931422109   $ 13,088    326,065   Shs         DEFINED        1     326,065
WELLS FARGO & CO NEW        COM            949746101   $ 13,973    440,662   Shs         DEFINED        1     440,662
YAMANA GOLD INC.            COM            98462Y100   $ 23,441  1,898,595   Shs         DEFINED        1   1,898,595
ZIMMER HOLDINGS INC.        COM            98956P102   $ 12,367    204,315   Shs         DEFINED        1     204,315